Commitments and contingencies - Contractual Obligations (Detail) € in Millions	Dec. 31, 2022 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 16,851.3
1 year	10,577.3
2 year	1,236.2
3 year	805.1
4 year	1,236.5
5 year	854.6
>5 years	2,141.6
Long-Term Debt Obligations, including interest
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	4,837.1
1 year	823.5
2 year	46.3
3 year	46.4
4 year	1,046.3
5 year	782.4
>5 years	2,092.2
Lease Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	199.1
1 year	49.9
2 year	37.4
3 year	28.8
4 year	24.7
5 year	21.1
>5 years	37.2
Purchase Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	11,815.1
1 year	9,703.9
2 year	1,152.5
3 year	729.9
4 year	165.5
5 year	51.1
>5 years	€ 12.2